                Supplement to Prospectus dated May 1, 2001 for
    Pacific Select Estate Preserver and Pacific Select Estate Preserver II
Last Survivor Flexible Premium Variable Life Insurance Policies (the "policies")
                   Issued by Pacific Life Insurance Company



                                 -----------------------------------------------
Withdrawals, Surrenders and       The second bullet paragraph under Taking out a
Loans is revised                  loan is replaced:

                                  . Interest owing on the amount you've borrowed
                                    accrues daily at an annual rate of 4.5%
                                    during the first 10 policy years, and 4.25% thereafter.














Supplement dated June 15, 2001



Form No. 15-23509-00

                Supplement to Prospectus dated May 1, 2001 for
  Pacific Select Estate Preserver III and Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance Policies (the "policies")
                   Issued by Pacific Life Insurance Company



                                 -----------------------------------------------
Withdrawals, Surrenders and       The second bullet paragraph under Taking out a
Loans is revised                  loan is replaced:

                                  . Interest owing on the amount you've borrowed
                                    accrues daily at an annual rate of 4.5%
                                    during the first 10 policy years, and 4.25% thereafter.
















Supplement dated June 15, 2001


Form No. 15-23510-00